Guarantees and Commitments (Details 3) (USD $)	6 Months Ended		102 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Guarantees
Residential mortgage loans sold			$ 160,300,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	743,000,000
New claims	835,000,000
Claims settled through repurchases	(8,000,000)
Other settlements	(13,000,000)
Total claims settled	(21,000,000)
Claims rescinded	(31,000,000)
Transfers to/from arbitration and litigation, net	(156,000,000)
Balance at end of period	1,370,000,000		1,370,000,000
Repurchase price at the time of settlement	(9,000,000)
Other settlements, settlement value	(10,000,000)
Provisions for outstanding repurchase claims
Balance at beginning of period	59,000,000
Increase/(decrease) in provisions, net	16,000,000
Realized losses	(19,000,000)	(3,000,000)
Balance at end of period	56,000,000		56,000,000
Government-sponsored enterprises
Guarantees
Residential mortgage loans sold			8,200,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	68,000,000
New claims	36,000,000
Claims settled through repurchases	(3,000,000)
Other settlements	(4,000,000)
Total claims settled	(7,000,000)
Claims rescinded	(26,000,000)
Transfers to/from arbitration and litigation, net	0
Balance at end of period	71,000,000		71,000,000
Private investors, primarily banks
Guarantees
Residential mortgage loans sold			22,400,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	432,000,000
New claims	22,000,000
Claims settled through repurchases	0
Other settlements	(1,000,000)
Total claims settled	(1,000,000)
Claims rescinded	(5,000,000)
Transfers to/from arbitration and litigation, net	0
Balance at end of period	448,000,000		448,000,000
Non-agency securitizations
Guarantees
Residential mortgage loans sold			129,700,000,000
Residential mortgage loans sold in non-agency securitizations that are still outstanding as of balance sheet date	29,600,000,000		29,600,000,000
Borrower payments on mortgage loans sold			83,700,000,000
Loan defaults on mortgage loans sold			16,400,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	243,000,000
New claims	777,000,000
Claims settled through repurchases	(5,000,000)
Other settlements	(8,000,000)
Total claims settled	(13,000,000)
Claims rescinded	0
Transfers to/from arbitration and litigation, net	(156,000,000)
Balance at end of period	$ 851,000,000		$ 851,000,000